DISCONTINUED OPERATIONS - Summary of Balance sheets information (Details) - Defense Electronics Segment - Discontinued Operations, Held-for-sale - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disposal Group, Including Discontinued Operations [Line Items]
Cash and equivalents	$ 0	$ 0
Accounts receivable, net	93,850	113,558
Inventories	269,024	250,715
Prepaid and other current assets	12,282	9,145
PROPERTY, PLANT AND EQUIPMENT, net	103,187	118,573
OPERATING LEASE RIGHT-OF-USE ASSETS	114,788	128,090
GOODWILL	1,664	1,529
INTANGIBLE ASSETS, net	124,159	133,169
OTHER ASSETS	16,862	16,910
Total Assets of Discontinued Operations Held for Sale	735,816	771,689
Notes payable and current portion of long-term debt	70	78
Accounts payable	79,822	48,453
Accrued liabilities	42,034	63,904
Current portion of operating lease liabilities	16,834	16,542
LONG-TERM DEBT, net	110	191
LONG-TERM OPERATING LEASE LIABILITIES	106,750	120,078
OTHER LIABILITIES	4,770	4,126
Total Liabilities of Discontinued Operations Held for Sale	$ 250,390	$ 253,372